Revenue and Segment Information	12 Months Ended
Dec. 31, 2023
Revenue and Segment Information [Abstract]
Revenue and segment information

3. Revenue and segment information

Revenue

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Year ended December 31,
	2022	2023
	USD’000	USD’000
Sales of primarily-processed white teas
Premium-grade	3,494	3,578
First-grade	6,224	5,806
Second-grade	5,001	5,088
Third-grade	5,515	5,413
Sales of primarily-processed black teas
Premium-grade	747	691
First-grade	1,237	1,176
Second-grade	990	900
Third-grade	1,082	1,031
Sales of refined teas	16	439
	24,306	24,122

Segment information

Operating segments are defined in the criteria established under the FASB ASC Topic 280 as components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to assess performance and allocate resources. The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.

Total revenues represent sales to unaffiliated customers, as reported in the Consolidated Statements of Operations. The Company evaluates the segments’ performance based on direct margins (gross profit) from operations before selling and distribution costs, administrative expenses, finance costs, other income (expense) and income taxes.

Information by operating segment is as follows:

	Year ended December 31,
	2022	2023
	USD’000	USD’000
Revenues:
Sales of primarily-processed teas	24,290	23,683
Sales of refined teas	16	439
	24,306	24,122

Cost of sales:
Sales of primarily-processed teas	11,653	11,269
Sales of refined teas	3	69
	11,656	11,338

Segment results:
Sales of primarily-processed teas	12,637	12,414
Sales of refined teas	13	370
	12,650	12,784

No geographical information is presented as all of the Group’s business is carried out in the PRC and from which the Group’s revenue from external customers is generated.

During the years ended December 31, 2022 and 2023, none of independent third-party customers accounted for more than 10% of the Group’s total revenue.

Measurement of segment assets and liabilities is not provided regularly to the Group’s CODM and accordingly, no segment assets and liabilities information is presented.